NOTE 16 - COMMITMENTS AND CONTINGENCIES - Lease Costs (Details) - USD ($)	May 31, 2022	Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Short-Term Lease Commitment, Amount	$ 1,171,693	$ 48,822
[custom:TotalLeasePayment-0]		48,822
Receivable with Imputed Interest, Discount	(21,780)	(596)
Operating Lease, Liability	1,149,914	48,226
Deferred Costs, Leasing, Net, Current	229,014	48,226
Deferred Costs, Leasing, Net, Noncurrent	$ 920,900	$ 0